UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap
Growth Portfolio of BlackRock Master LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2011

Date of reporting period: 11/30/2010

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited)

BlackRock Small Cap Growth Fund II | of BlackRock Series, Inc.

November 30, 2010

Not FDIC Insured • No Bank Guarantee • May Lose Value

2 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued this year and has accelerated as the period drew to a close. Although we remain mired in a slow-growth environment, recent economic data releases have been generally positive and the global economy as a whole appears to be on firmer footing. In the United States, the corporate sector has been an important area of strength and consumer spending has held up reasonably well; however weakness in the housing and labor markets continues to be a drag on the overall economy. Deflationary pressures and deleveraging risks continue to threaten the momentum of economic growth, but the Federal Reserve Board (the “Fed”) has responded by implementing an additional program of quantitative easing (known informally as “QE2”) with the primary purpose of combating these forces.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity mar-
kets saw negative quarterly returns — and for many markets, the first significant downturn since the bull market began in March 2009. In the third quarter, improving economic data and strong corporate earnings reports fueled a rebound in equity markets. Stocks continued their rally into the fourth quarter and, despite a modest correction through November, closed out the period in positive territory. Although international equities posted only modest gains for the 12-month period, returns were strong for the second half. In the United States, equities posted robust gains on both a six- and
12-month basis.

In fixed income markets, yields declined significantly over most of the past year as weak economic data, lingering credit problems and the anticipation of additional quantitative easing drove interest rates lower and bond prices higher. Near the end of the period, Treasury yields began climbing amid improved economic data and, although fixed income markets lost some ground, overall performance was strong for the year.

The strong performance seen in the tax-exempt municipal market since the launch of the Build America Bonds program in early 2009 was met with a reversal at the start of the fourth quarter 2010, when Treasury yields began to rise and municipal supply flooded the market as issuers anticipated the expiration of the Build America Bonds program. Despite market weakness near the end of the annual period, tax-exempt municipal bonds delivered positive performance for both the six- and 12-month periods. Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:
Total Returns as of November 30, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	9.50%	9.94%
US small cap equities (Russell 2000 Index)	10.57	26.98
International equities (MSCI Europe, Australasia, Far East Index)	13.73	1.11
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.11
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	6.13	7.00
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	3.85	6.02
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	1.12	4.76
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	9.42	16.60

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth.
Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning
Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of November 30, 2010

BlackRock Small Cap Growth Fund II

Portfolio Management Commentary

How did the Fund perform?
•The Fund, through its investment in BlackRock Master Small Cap Growth
Portfolio (the “Portfolio”), underperformed the benchmark Russell 2000
Growth Index for the six-month period ended November 30, 2010.

What factors influenced performance?

•Weaker stock selection in the consumer discretionary sector was primarily responsible for holding back relative returns for the period. In particular, media content provider CKx, Inc. dipped by about 20%, as investors waited on the results of a new television contract negotiation surrounding the company’s American Idol franchise. Concert promoter and ticketing agency Live Nation Entertainment, Inc. fell more than 12%
due to a summer concert series that underperformed expectations.
Elsewhere within the sector, lottery gaming provider Scientific Games
Corp., Class A fell 20% after experiencing slower than expected growth in China. Aside from consumer discretionary, stock selection within the information technology (IT) sector also negatively contributed to overall performance as did the Portfolio’s shares of casino services provider
Global Cash Access, Inc., which fell more than 70% on news about the loss of a large revenue producing contract.

•On the positive side, stock selection in the materials sector boosted the
Fund’s returns for the six months. In particular, shares of Georgia Gulf
Corp. rose 16% in anticipation of slowly increasing demand for the com-
pany’s polyvinyl chloride products and shares of aluminum manufacturer
Century Aluminum Co. rose more than 30% due to a rebound in the price of the commodity.

Describe recent portfolio activity.

•During the six-month period, we decreased the Portfolio’s weighting in the health care sector, eliminating positions in Gen-Probe, Inc., Sirona
Dental Systems, Inc. and Alere, Inc. We increased the Portfolio’s overall weighting in the consumer discretionary sector, adding new positions in
G-III Apparel Group, Ltd., Pier 1 Imports, Inc. and Deckers Outdoor Corp.

Describe portfolio positioning at period end.

•At period end, the Portfolio’s most significant overweight relative to the Russell 2000 Growth Index was in the energy sector and its most significant underweight was in the industrials sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

4 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charges, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests all of its assets in the Portfolio. The Portfolio invests primarily in a diversified portfolio of equity securities of small cap compa-
nies located in the United States that Fund management believes have above-average prospects for earnings growth.
3 This unmanaged index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher fore-
casted growth values.

Performance Summary for the Period Ended November 30, 2010
				Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	10.57%	21.07%	N/A	2.60%	N/A	4.08%	N/A
Investor A	10.41	20.73	14.39%	2.35	1.25%	3.82	3.26%
Investor B	9.73	19.39	14.89	1.25	0.93	3.12	3.12
Investor C	9.86	19.56	18.56	1.38	1.38	2.92	2.92
Class R	10.20	20.26	N/A	1.95	N/A	3.59	N/A
Russell 2000 Growth Index	14.57	30.25	N/A	3.74	N/A	3.64	N/A

4 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Fund are only available through exchanges and dividend reinvestments by existing shareholders or for purchase by certain qualified employee benefit plans.

•Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25%
per year.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to February 4,
2003, Class R Share performance results are those of Institutional
Shares (which have no distribution or service fees) restated to reflect
Class R Share fees.

Performance information reflects past performance and does not guaran-
tee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within
30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, serv-
ice and distribution fees including 12b-1 fees and other Fund expenses.
The expense example below (which is based on a hypothetical investment of $1,000 invested on June 1, 2010 and held through November 30,
2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	June 1, 2010	November 30, 2010	During the Period[1]	June 1, 2010	November 30, 2010	During the Period[1]	Expense Ratio
Institutional	$1,000.00	$1,105.70	$ 6.76	$1,000.00	$1,018.68	$ 6.48	1.28%
Investor A	$1,000.00	$1,104.10	$ 8.23	$1,000.00	$1,017.28	$ 7.89	1.56%
Investor B	$1,000.00	$1,097.30	$14.77	$1,000.00	$1,011.01	$14.17	2.81%
Investor C	$1,000.00	$1,098.60	$13.63	$1,000.00	$1,012.11	$13.06	2.59%
Class R	$1,000.00	$1,102.00	$10.28	$1,000.00	$1,015.32	$ 9.85	1.95%

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master port-
folio in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent half year divided by 365.

6 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Statement of Assets and Liabilities	BlackRock Small Cap Growth Fund II
November 30, 2010 (Unaudited)
Assets
Investments at value — BlackRock Master Small Cap Growth Portfolio (the “Portfolio”) (cost — $371,890,163)	$ 428,957,831
Withdrawals receivable from the Portfolio	939,843
Capital shares sold receivable	344,983
Prepaid expenses	26,547
Total assets	430,269,204
Liabilities
Capital shares redeemed payable	1,284,826
Service and distribution fees payable	114,867
Administration fees payable	70,674
Other affiliates payable	2,198
Officer’s fees payable	85
Other accrued expenses payable	164,058
Total liabilities	1,636,708
Net Assets	$ 428,632,496
Net Assets Consist of
Paid-in capital	$ 425,555,699
Net investment loss	(3,121,448)
Accumulated net realized loss allocated from the Portfolio	(50,869,423)
Net unrealized appreciation/depreciation allocated from the Portfolio	57,067,668
Net Assets	$ 428,632,496
Net Asset Value
Institutional — Based on net assets of $125,195,330 and 9,725,031 shares outstanding, 100 million shares authorized, $0.0001 par value	$ 12.87
Investor A — Based on net assets of $181,175,490 and 14,468,157 shares outstanding, 100 million shares authorized, $0.0001 par value	$ 12.52
Investor B — Based on net assets of $8,575,649 and 752,672 shares outstanding, 100 million shares authorized, $0.0001 par value	$ 11.39
Investor C — Based on net assets of $56,885,920 and 5,002,564 shares outstanding, 100 million shares authorized, $0.0001 par value	$ 11.37
Class R — Based on net assets of $56,800,107 and 4,736,776 shares outstanding, 100 million shares authorized, $0.0001 par value	$ 11.99

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Statement of Operations	BlackRock Small Cap Growth Fund II
Six Months Ended November 30, 2010 (Unaudited)
Investment Loss
Net investment loss allocated from the Portfolio:
Dividends	$ 357,924
Securities lending — affiliated	18,723
Dividends — affiliated	4,997
Expenses	(1,589,268)
Total investment loss	(1,207,624)
Expenses
Administration	416,904
Service — Investor A	226,328
Service and distribution — Investor B	45,706
Service and distribution — Investor C	279,093
Service and distribution — Class R	135,268
Transfer agent — Institutional	154,287
Transfer agent — Investor A	261,863
Transfer agent — Investor B	36,174
Transfer agent — Investor C	154,724
Transfer agent — Class R	115,346
Printing	47,429
Registration	33,469
Professional	31,982
Officer	103
Miscellaneous	9,434
Total expenses	1,948,110
Net investment loss	(3,155,734)
Realized and Unrealized Gain Allocated from the Portfolio
Net realized gain from investments	14,007,824
Net change in unrealized appreciation/depreciation on investments	30,188,147
Total realized and unrealized gain	44,195,971
Net Increase in Net Assets Resulting from Operations	$ 41,040,237

See Notes to Financial Statements.

8 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Statements of Changes in Net Assets	BlackRock Small Cap Growth Fund II
	Six Months
	Ended
	November 30,	Year Ended
	2010	May 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2010
Operations
Net investment loss	$ (3,155,734)	$ (5,919,033)
Net realized gain	14,007,824	32,884,294
Net change in unrealized appreciation/depreciation	30,188,147	58,581,376
Net increase in net assets resulting from operations	41,040,237	85,546,637
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(28,094,153)	(26,121,633)
Redemption Fee
Redemption fee	9,727	38,395
Net Assets
Total increase in net assets	12,955,811	59,463,399
Beginning of period	415,676,685	356,213,286
End of period	$ 428,632,496	$ 415,676,685
Undistributed net investment income/(net investment loss)	$ (3,121,448)	$ 34,286

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Financial Highlights				BlackRock Small Cap Growth Fund II
			Institutional
	Six Months
	Ended
	November 30,
	2010		Year Ended May 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 11.64	$ 9.27	$ 14.20	$ 16.26	$ 15.74	$ 12.50
Net investment loss[1]	(0.07)	(0.11)	(0.07)	(0.09)	(0.14)	(0.14)
Net realized and unrealized gain (loss)[2]	1.30	2.48	(4.86)	0.48	1.95	3.38
Net increase (decrease) from investment operations	1.23	2.37	(4.93)	0.39	1.81	3.24
Distributions from:
Net realized gain	—	—	—	(2.43)	(1.29)	—
Tax return of capital	—	—	—	(0.02)	—	—
Total distributions	—	—	—	(2.45)	(1.29)	—
Net asset value, end of period	$ 12.87	$ 11.64	$ 9.27	$ 14.20	$ 16.26	$ 15.74
Total Investment Return[3]
Based on net asset value	10.57%[4,5]	25.57%[6]	(34.72)%[5]	2.88%	12.50%	25.92%
Ratios to Average Net Assets[7]
Total expenses	1.28%[8]	1.31%	1.35%	1.25%	1.28%	1.22%
Net investment loss	(1.10)%[8]	(1.03)%	(0.69)%	(0.59)%	(0.93)%	(0.93)%
Supplemental Data
Net assets, end of period (000)	$ 125,195	$106,530	$ 89,346	$157,805	$162,580	$167,907
Portfolio turnover of the Portfolio	59%	114%	75%	70%	115%	101%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 Total return calculation includes redemption fees received by the Fund. The impact to the return is approximately 0.01%.
7 Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
8 Annualized.

See Notes to Financial Statements.

10 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Financial Highlights (continued)				BlackRock Small Cap Growth Fund II
			Investor A
	Six Months
	Ended
	November 30,
	2010		Year Ended May 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 11.34	$ 9.06	$ 13.90	$ 15.96	$ 15.51	$ 12.34
Net investment loss[1]	(0.08)	(0.14)	(0.09)	(0.12)	(0.18)	(0.17)
Net realized and unrealized gain (loss)[2]	1.26	2.42	(4.75)	0.46	1.92	3.34
Net increase (decrease) from investment operations	1.18	2.28	(4.84)	0.34	1.74	3.17
Distributions from:
Net realized gain	—	—	—	(2.38)	(1.29)	—
Tax return of capital	—	—	—	(0.02)	—	—
Total distributions	—	—	—	(2.40)	(1.29)	—
Net asset value, end of period	$ 12.52	$ 11.34	$ 9.06	$ 13.90	$ 15.96	$ 15.51
Total Investment Return[3]
Based on net asset value	10.41%[4,5]	25.17%[6]	(34.82)%[5]	2.57%	12.23%	25.69%
Ratios to Average Net Assets[7]
Total expenses	1.56%[8]	1.57%	1.59%	1.51%	1.54%	1.47%
Net investment loss	(1.38)%[8]	(1.29)%	(0.95)%	(0.83)%	(1.18)%	(1.18)%
Supplemental Data
Net assets, end of period (000)	$ 181,175	$184,897	$161,557	$232,600	$194,561	$154,179
Portfolio turnover of the Portfolio	59%	114%	75%	70%	115%	101%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 Total return calculation includes redemption fees received by the Fund. The impact to the return is approximately 0.01%.
7 Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
8 Annualized.

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Financial Highlights (continued)				BlackRock Small Cap Growth Fund II
			Investor B
	Six Months
	Ended
	November 30,
	2010		Year Ended May 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 10.38	$ 8.39	$ 13.06	$ 15.01	$ 14.78	$ 11.85
Net investment loss[1]	(0.14)	(0.25)	(0.21)	(0.26)	(0.28)	(0.27)
Net realized and unrealized gain (loss)[2]	1.15	2.24	(4.46)	0.45	1.80	3.20
Net increase (decrease) from investment
operations	1.01	1.99	(4.67)	0.19	1.52	2.93
Distributions from:
Net realized gain	—	—	—	(2.12)	(1.29)	—
Tax return of capital	—	—	—	(0.02)	—	—
Total distributions	—	—	—	(2.14)	(1.29)	—
Net asset value, end of period	$ 11.39	$ 10.38	$ 8.39	$ 13.06	$ 15.01	$ 14.78
Total Investment Return[3]
Based on net asset value	9.73%[4,5]	23.72%[6]	(35.76)%[5]	1.61%	11.29%	24.73%
Ratios to Average Net Assets[7]
Total expenses	2.81%[8]	2.78%	2.88%	2.49%	2.35%	2.25%
Net investment loss	(2.63)%[8]	(2.50)%	(2.22)%	(1.89)%	(1.99)%	(1.96)%
Supplemental Data
Net assets, end of period (000)	$ 8,576	$ 10,713	$ 12,197	$ 29,045	$ 60,086	$ 72,350
Portfolio turnover of the Portfolio	59%	114%	75%	70%	115%	101%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 Total return calculation includes redemption fees received by the Fund. The impact to the return is approximately 0.01%.
7 Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
8 Annualized.

See Notes to Financial Statements.

12 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Financial Highlights (continued)				BlackRock Small Cap Growth Fund II
			Investor C
	Six Months
	Ended
	November 30,
	2010		Year Ended May 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 10.35	$ 8.35	$ 12.96	$ 14.99	$ 14.76	$ 11.84
Net investment loss[1]	(0.13)	(0.23)	(0.18)	(0.24)	(0.28)	(0.28)
Net realized and unrealized gain (loss)[2]	1.15	2.23	(4.43)	0.43	1.80	3.20
Net increase (decrease) from investment operations	1.02	2.00	(4.61)	0.19	1.52	2.92
Distributions from:
Net realized gain	—	—	—	(2.20)	(1.29)	—
Tax return of capital	—	—	—	(0.02)	—	—
Total distributions	—	—	—	(2.22)	(1.29)	—
Net asset value, end of period	$ 11.37	$ 10.35	$ 8.35	$ 12.96	$ 14.99	$ 14.76
Total Investment Return[3]
Based on net asset value	9.86%[4,5]	23.95%[6]	(35.57)%[5]	1.63%	11.31%	24.66%
Ratios to Average Net Assets[7]
Total expenses	2.59%[8]	2.59%	2.66%	2.43%	2.36%	2.27%
Net investment loss	(2.40)%[8]	(2.32)%	(2.01)%	(1.77)%	(2.01)%	(1.98)%
Supplemental Data
Net assets, end of period (000)	$ 56,886	$ 60,833	$ 53,668	$ 96,449	$ 99,938	$ 75,678
Portfolio turnover of the Portfolio	59%	114%	75%	70%	115%	101%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 Total return calculation includes redemption fees received by the Fund. The impact to the return is approximately 0.01%.
7 Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
8 Annualized.

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Financial Highlights (concluded)				BlackRock Small Cap Growth Fund II
			Class R
	Six Months
	Ended
	November 30,
	2010			Year Ended May 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 10.88	$ 8.72	$ 13.46	$ 15.54	$ 15.18	$ 12.11
Net investment loss[1]	(0.10)	(0.17)	(0.14)	(0.17)	(0.22)	(0.21)
Net realized and unrealized gain (loss)[2]	1.21	2.33	(4.60)	0.44	1.87	3.28
Net increase (decrease) from investment operations	1.11	2.16	(4.74)	0.27	1.65	3.07
Distributions from:
Net realized gain	—	—	—	(2.33)	(1.29)	—
Total return of capital	—	—	—	(0.02)	—	—
Total distributions	—	—	—	(2.35)	(1.29)	—
Net asset value, end of period	$ 11.99	$ 10.88	$ 8.72	$ 13.46	$ 15.54	$ 15.18
Total Investment Return[3]
Based on net asset value	10.20%[4,5]	24.77%[6]	(35.22)%[5]	2.12%	11.88%	25.35%
Ratios to Average Net Assets[7]
Total expenses	1.95%[8]	1.96%	2.12%	1.95%	1.86%	1.72%
Net investment loss	(1.77)%[8]	(1.69)%	(1.49)%	(1.26)%	(1.50)%	(1.43)%
Supplemental Data
Net assets, end of period (000)	$ 56,800	$ 52,704	$ 39,445	$ 37,245	$ 21,412	$ 11,423
Portfolio turnover of the Portfolio	59%	114%	75%	70%	115%	101%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 Total return calculation includes redemption fees received by the Fund. The impact to the return is approximately 0.01%.
7 Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
8 Annualized.

See Notes to Financial Statements.

14 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Notes to Financial Statements (Unaudited)

BlackRock Small Cap Growth Fund II

1. Organization and Significant Accounting Policies:

BlackRock Small Cap Growth Fund II (the “Fund”), a series of BlackRock
Series, Inc. (the “Corporation”), is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organ-
ized as a Maryland corporation. The Fund seeks to achieve its invest-
ment objective by investing all of its assets in BlackRock Master Small
Cap Growth Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportion-
ate interest in the net assets of the Portfolio. The performance of the
Fund is directly affected by the performance of the Portfolio. The per-
centage of the Portfolio owned by the Fund at November 30, 2010 was
100%. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund's financial statements are prepared in conformity with accounting principles gener-
ally accepted in the United States of America ("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that
Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and
Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automati-
cally convert to Investor A Shares after approximately eight years.
Investor B Shares are only available through exchanges, dividend rein-
vestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Portfolio at fair value based on the Fund's proportionate interest in the net assets of the Portfolio. Valuation of securities held by the Portfolio, including categorization of fair value measurements, is discussed in Note 1 of the
Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Portfolio are accounted on a trade date basis. The Fund records daily its proportion-
ate share of the Portfolio’s income, expenses and realized and unreal-
ized gains and losses. In addition, the Fund accrues its own expenses.
Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's US federal tax returns remains open for each of the four years ended May 31, 2010. The statutes of limitations on the
Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrange-
ment with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Notes to Financial Statements (continued)

BlackRock Small Cap Growth Fund II

2. Administration Agreement and Other Transactions with
Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Corporation, on behalf of the Fund, entered into an Administration
Agreement with BlackRock Advisors, LLC (the “Administrator”), an indi-
rect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities).
For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.20% of the average daily value of the Fund's net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Fund entered into a Distribution Agreement and Distribution and
Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in
accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-
dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended November 30, 2010, affiliates earned under-
writing discounts, direct commissions and dealer concessions on sales of the Fund's Investor A Shares, which totaled $770.

For the six months ended November 30, 2010, affiliates received the following contingent deferred sales charges relating to transactions in
Investor B and Investor C Shares:

Investor B	$ 3,255
Investor C	$ 1,520

Furthermore, affiliates received contingent deferred sale charges of
$1,042 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global
Investment Servicing (U.S.) Inc. ("PNCGIS")), serves as transfer agent and dividend disbursing agent. On July 1, 2010, the Bank of New York
Mellon Corporation purchased PNCGIS, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the
Administrator. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identifica-
tion services. Pursuant to written agreements, certain financial inter-
mediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these services, these entities receive an annual fee which will vary depending on share class. Prior to July 1, 2010, PNCGIS was an affiliate and
$1,209 in transfer agency fees was earned for the period from June 1,
2010 to June 30, 2010, which is included as a component of transfer agent -class specific in the Statement of Operations.

The Administrator maintains a call center, which is responsible for pro-
viding certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instruc-
tions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended November 30, 2010, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$ 551
Investor A	$ 947
Investor B	$ 102
Investor C	$ 805
Class R	$ 420

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the
Administrator for compensation paid to the Fund's Chief Compliance
Officer.

16 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Notes to Financial Statements (concluded)			BlackRock Small Cap Growth Fund II
3. Capital Loss Carryforwards:
As of May 31, 2010, the Fund had capital loss carryforwards avail-
able to offset future realized capital gains through the indicated
expiration dates:
Expires May 31,
2017	$ 7,466,634
2018	54,296,838
Total	$ 61,763,472
4. Capital Share Transactions:
Transactions in capital shares for each class were as follows:
	Six Months Ended			Year Ended
	November 30, 2010		May 31, 2010
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,977,059	$ 22,424,957	2,233,317	$ 25,332,626
Shares redeemed	(1,401,627)	(16,138,256)	(2,717,508)	(30,190,722)
Net increase (decrease)	575,432	$ 6,286,701	(484,191)	$ (4,858,096)
Investor A
Shares sold and automatic conversion of shares	1,333,384	$ 15,067,030	3,283,380	$ 35,812,787
Shares redeemed	(3,167,296)	(36,124,602)	(4,818,831)	(50,693,830)
Net decrease	(1,833,912)	$ (21,057,572)	(1,535,451)	$ (14,881,043)
Investor B
Shares sold	84,708	$ 875,924	432,131	$ 4,262,889
Shares redeemed and automatic conversion of shares	(363,621)	(3,710,405)	(853,783)	(8,495,595)
Net decrease	(278,913)	$ (2,834,481)	(421,652)	$ (4,232,706)
Investor C
Shares sold	348,482	$ 3,561,785	1,411,223	$ 13,879,606
Shares redeemed	(1,222,018)	(12,692,916)	(1,960,634)	(19,573,116)
Net decrease	(873,536)	$ (9,131,131)	(549,411)	$ (5,693,510)
Class R
Shares sold	910,261	$ 9,821,455	2,208,599	$ 23,274,145
Shares redeemed	(1,016,748)	(11,179,125)	(1,886,553)	(19,730,423)
Net increase (decrease)	(106,487)	$ (1,357,670)	322,046	$ 3,543,722

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in-capital.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has deter-
mined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Portfolio Information BlackRock Master Small Cap Growth Portfolio

As of November 30, 2010

Percent of
Ten Largest Holdings	Long-Term Investments
ExlService Holdings, Inc.	3%
Lincare Holdings, Inc.	2
Dollar Financial Corp.	2
Massey Energy Co.	2
Jazz Pharmaceuticals, Inc.	2
RightNow Technologies, Inc.	2
CKx, Inc.	2
Chicago Bridge & Iron Co. NV	2
SonoSite, Inc.	2
Cbeyond Communications, Inc.	2

Percent of
Sector Allocation	Long-Term Investments
Information Technology	27%
Health Care	20
Consumer Discretionary	17
Industrials	15
Energy	7
Financials	6
Materials	4
Consumer Staples	3
Telecommunication Services	1

For Portfolio compliance purposes, the Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

18 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Schedule of Investments November 30, 2010 (Unaudited)

BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
BE Aerospace, Inc. (a)	168,700	$ 5,988,850
Orbital Sciences Corp. (a)	328,642	5,356,865
		11,345,715
Air Freight & Logistics — 1.8%
Atlas Air Worldwide Holdings, Inc. (a)	77,600	4,233,856
UTI Worldwide, Inc.	181,200	3,488,100
		7,721,956
Airlines — 1.2%
Alaska Air Group, Inc. (a)	89,900	4,944,500
Auto Components — 0.4%
Dana Holding Corp. (a)	100,200	1,514,022
Beverages — 1.5%
Heckmann Corp. (a)	1,694,300	6,556,941
Biotechnology — 5.6%
Biospecifics Technologies (a)	186,600	4,232,088
Cubist Pharmaceuticals, Inc. (a)	292,700	6,354,517
Dendreon Corp. (a)	81,500	2,912,810
Dynavax Technologies Corp. (a)	1,142,200	2,284,400
Gentium SpA — ADR (a)	135,465	765,377
Human Genome Sciences, Inc. (a)	144,400	3,542,132
NPS Pharmaceuticals, Inc. (a)	139,800	868,158
Pharmasset, Inc. (a)	69,500	3,010,740
		23,970,222
Building Products — 0.7%
Griffon Corp. (a)	263,600	3,194,832
Capital Markets — 1.4%
Greenhill & Co., Inc.	40,700	3,050,058
MF Global Holdings Ltd. (a)	401,800	3,154,130
		6,204,188
Chemicals — 2.9%
Georgia Gulf Corp. (a)	205,900	4,185,947
Intrepid Potash, Inc. (a)(b)	115,700	3,546,205
Solutia, Inc. (a)	211,400	4,519,732
		12,251,884
Commercial Banks — 1.1%
SVB Financial Group (a)	100,500	4,515,465
Commercial Services & Supplies — 3.1%
Clean Harbors, Inc. (a)	61,100	4,524,455
IESI-BFC Ltd.	260,000	5,665,400
SYKES Enterprises, Inc. (a)	177,992	3,275,053
		13,464,908
Communications Equipment — 1.9%
Blue Coat Systems, Inc. (a)	166,700	4,434,220
Ceragon Networks Ltd. (a)	39,500	421,070
Riverbed Technology, Inc. (a)	97,600	3,309,616
		8,164,906
Construction & Engineering — 1.6%
Chicago Bridge & Iron Co. NV (a)	241,100	6,825,541

Common Stocks	Shares	Value
Consumer Finance — 2.3%
Dollar Financial Corp. (a)	359,500	$ 9,411,710
Netspend Holdings, Inc. (a)	24,828	332,695
		9,744,405
Diversified Consumer Services — 0.9%
Grand Canyon Education, Inc. (a)	191,232	3,641,057
Diversified Financial Services — 0.5%
Portfolio Recovery Associates, Inc. (a)	31,900	2,021,503
Diversified Telecommunication Services — 1.6%
Cbeyond Communications, Inc. (a)	510,900	6,733,662
Electronic Equipment, Instruments
& Components — 0.3%
Fabrinet (a)	75,600	1,303,344
Energy Equipment & Services — 1.6%
Superior Energy Services, Inc. (a)	199,389	6,657,599
Food Products — 1.2%
Diamond Foods, Inc. (b)	114,494	5,328,551
Health Care Equipment & Supplies — 5.5%
ArthroCare Corp. (a)	163,400	4,947,752
Conceptus, Inc. (a)	360,600	4,741,890
Merit Medical Systems, Inc. (a)	230,314	3,509,985
NxStage Medical, Inc. (a)	170,300	3,685,292
SonoSite, Inc. (a)	223,265	6,782,791
		23,667,710
Health Care Providers & Services — 3.6%
HealthSouth Corp. (a)	292,400	5,263,200
Lincare Holdings, Inc.	396,750	10,216,313
		15,479,513
Health Care Technology — 0.6%
SXC Health Solutions Corp. (a)	64,962	2,491,293
Hotels, Restaurants & Leisure — 3.6%
Buffalo Wild Wings, Inc. (a)	35,900	1,740,791
The Cheesecake Factory, Inc. (a)	81,600	2,600,592
Gaylord Entertainment Co. (a)	63,400	2,176,522
Pinnacle Entertainment, Inc. (a)	306,000	4,075,920
Scientific Games Corp., Class A (a)	609,305	4,904,905
		15,498,730
Household Durables — 0.5%
Libbey, Inc. (a)	149,584	2,164,480
IT Services — 5.1%
ExlService Holdings, Inc. (a)	563,066	11,638,574
Gartner, Inc., Class A (a)	140,946	4,534,233
Global Cash Access, Inc. (a)	569,322	1,298,054
Sapient Corp.	361,000	4,306,730
		21,777,591
Internet & Catalog Retail — 0.9%
Shutterfly, Inc. (a)	116,975	3,860,175
Internet Software & Services — 4.9%
Constant Contact, Inc. (a)(b)	152,665	3,906,697
GSI Commerce, Inc. (a)	232,800	5,552,280
NIC, Inc.	564,500	4,713,575
RightNow Technologies, Inc. (a)	274,100	6,942,953
		21,115,505
Leisure Equipment & Products — 0.5%
Jakks Pacific, Inc. (a)	110,700	2,130,975

Portfolio Abbreviation

ADR American Depositary Receipts

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Schedule of Investments (continued)

BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Life Sciences Tools & Services — 0.6%
Sequenom, Inc. (a)	378,700	$ 2,601,669
Machinery — 1.2%
Commercial Vehicle Group, Inc. (a)	42,000	595,140
Titan International, Inc.	292,400	4,672,552
		5,267,692
Media — 2.9%
CKx, Inc. (a)	1,679,934	6,938,127
Live Nation Entertainment, Inc. (a)	495,481	5,331,376
		12,269,503
Metals & Mining — 1.2%
Century Aluminum Co. (a)	362,200	5,014,659
Oil, Gas & Consumable Fuels — 5.0%
Energy XXI Bermuda Ltd. (a)	259,600	6,399,140
James River Coal Co. (a)	112,600	2,240,740
Massey Energy Co.	183,072	8,990,666
McMoRan Exploration Co. (a)	181,300	2,706,809
Warren Resources, Inc. (a)	255,900	1,133,637
		21,470,992
Pharmaceuticals — 3.8%
Depomed, Inc. (a)	458,187	2,501,701
Jazz Pharmaceuticals, Inc. (a)	468,034	7,792,766
Obagi Medical Products, Inc. (a)	143,320	1,565,055
Salix Pharmaceuticals Ltd. (a)	100,500	4,487,325
		16,346,847
Professional Services — 2.3%
Acacia Research — Acacia Technologies (a)	42,100	1,147,225
Corporate Executive Board Co.	193,386	6,708,560
Heidrick & Struggles International, Inc.	105,600	2,193,312
		10,049,097
Real Estate Investment Trusts (REITs) — 1.0%
Dupont Fabros Technology, Inc.	93,200	2,105,388
Hersha Hospitality Trust	360,000	2,206,800
		4,312,188
Semiconductors & Semiconductor Equipment — 8.7%
Anadigics, Inc. (a)	720,500	4,625,610
Entegris, Inc. (a)	612,303	3,979,969
GT Solar International, Inc. (a)	503,100	3,365,739
MIPS Technologies, Inc. (a)	121,400	1,649,826
Microsemi Corp. (a)	250,300	5,541,642
Netlogic Microsystems, Inc. (a)	138,800	4,330,560
Semtech Corp. (a)	202,700	4,741,153
Silicon Laboratories, Inc. (a)	73,400	3,118,032
TriQuint Semiconductor, Inc. (a)	109,700	1,306,527
Veeco Instruments, Inc. (a)	107,700	4,736,646
		37,395,704
Software — 6.0%
Blackboard, Inc. (a)(b)	161,363	6,704,633
DemandTec, Inc. (a)	342,745	3,547,411
NetScout Systems, Inc. (a)	114,600	2,531,514
SuccessFactors, Inc. (a)	36,000	1,086,120
Taleo Corp., Class A (a)	201,900	6,198,330
TiVo, Inc. (a)	675,439	5,552,108
		25,620,116

Common Stocks	Shares	Value
Specialty Retail — 5.0%
The Children’s Place Retail Stores, Inc. (a)	103,400	$ 5,367,494
Express, Inc. (a)	136,200	2,053,896
Pier 1 Imports, Inc. (a)	652,700	6,370,352
Rue21, Inc. (a)	118,400	3,553,184
The Wet Seal, Inc., Class A (a)	1,267,600	4,145,052
		21,489,978
Textiles, Apparel & Luxury Goods — 2.0%
Deckers Outdoor Corp. (a)	51,400	3,952,660
G-III Apparel Group, Ltd. (a)	175,500	4,803,435
		8,756,095
Total Long-Term Investments
(Cost — $367,818,045) — 99.1%	424,885,713
Short-Term Securities
Money Market Funds — 4.3%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.18% (c)(d)	3,959,835	3,959,835
	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC
Money Market Series, 0.37% (c)(d)(e)	$ 14,653	14,653,036
Total Money Market Funds – 4.3%		18,612,871
	Par
	(000)
Time Deposits — 0.2%
Brown Brothers Harriman & Co., 0.12%, 12/01/10	736	736,013
Total Time Deposits – 0.2%		736,013
Total Short-Term Securities
(Cost — $19,348,884) — 4.5%		19,348,884
Total Investments (Cost — $387,166,929*) — 103.6%	444,234,597
Liabilities in Excess of Other Assets — (3.6)%		(15,276,766)
Net Assets — 100.0%	$428,957,831

* The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$390,246,418
Gross unrealized appreciation	$ 77,735,151
Gross unrealized depreciation	(23,746,972)
Net unrealized appreciation	$ 53,988,179

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.

See Notes to Financial Statements.

20 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Schedule of Investments (concluded)

BlackRock Master Small Cap Growth Portfolio

(c) Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares/Beneficial	Shares/Beneficial
	Interest Held at	Net	Interest Held at
Affiliate	May 31, 2010	Activity November 30, 2010 Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	564,110	3,395,725	3,959,835	$ 4,997
BlackRock
Liquidity
Series, LLC
Money Market
Series	$33,911,450 $(19,258,414)		$14,653,036	$ 18,723

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from loaned securities.
•For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Portfolio’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.
The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments
in Securities:
Long-Term
Investments[1]	$424,885,713	—	—	$424,885,713
Short-Term
Securities:
Money Market
Funds	3,959,835	$ 14,653,036	—	18,612,871
Time Deposits .	—	736,013	—	736,013
Total	$428,845,548 $ 15,389,049		—	$444,234,597

1 See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Statement of Assets and Liabilities	BlackRock Master Small Cap Growth Portfolio
November 30, 2010 (Unaudited)
Assets
Investments at value — unaffiliated (including securities loaned of $14,234,520) (cost — $368,554,058)	$ 425,621,726
Investments at value — affiliated (cost — $18,612,871)	18,612,871
Investments sold receivable	3,236,869
Dividends receivable	18,346
Securities lending income receivable — affiliated	2,001
Prepaid expenses	9,421
Total assets	447,501,234
Liabilities
Collateral on securities loaned at value	14,653,036
Investments purchased payable	2,640,134
Withdrawals payable to investor	939,843
Investment advisory fees payable	247,280
Other affiliates payable	3,370
Directors’ fees payable	666
Other accrued expenses payable	59,074
Total liabilities	18,543,403
Net Assets	$ 428,957,831
Net Assets Consist of
Investor’s capital	$ 371,890,163
Net unrealized appreciation/depreciation	57,067,668
Net Assets	$ 428,957,831

See Notes to Financial Statements.

22 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Statement of Operations	BlackRock Master Small Cap Growth Portfolio
Six Months Ended November 30, 2010 (Unaudited)
Investment Income
Dividends	$ 357,924
Securities lending — affiliated	18,723
Dividends — affiliated	4,997
Total income	381,644
Expenses
Investment advisory	1,460,338
Accounting services	51,458
Professional	35,856
Custodian	26,827
Directors	6,711
Printing	1,469
Miscellaneous	8,234
Total expenses	1,590,893
Less fees waived by advisor	(1,625)
Total expenses after fees waived	1,589,268
Net investment loss	(1,207,624)
Realized and Unrealized Gain
Net realized gain from investments	14,007,824
Net change in unrealized appreciation/depreciation on investments	30,188,147
Total realized and unrealized gain	44,195,971
Net Increase in Net Assets Resulting from Operations	$ 42,988,347

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Statements of Changes in Net Assets			BlackRock Master Small Cap Growth Portfolio
					Six Months
					Ended
					November 30,	Year Ended
					2010	May 31,
Increase (Decrease) in Net Assets:					(Unaudited)	2010
Operations
Net investment loss				$ (1,207,624)		$ (2,005,302)
Net realized gain					14,007,824	32,884,294
Net change in unrealized appreciation/depreciation					30,188,147	58,581,376
Net increase in net assets resulting from operations					42,988,347	89,460,368
Capital Transactions
Proceeds from contributions					51,760,878	102,562,384
Value of withdrawals					(81,878,241)	(132,550,187)
Net decrease in net assets derived from capital transactions					(30,117,363)	(29,987,803)
Net Assets
Total increase in net assets					12,870,984	59,472,565
Beginning of period					416,086,847	356,614,282
End of period				$ 428,957,831		$ 416,086,847
Financial Highlights			BlackRock Master Small Cap Growth Portfolio
	Six Months
	Ended
	November 30,
	2010			Year Ended May 31,
	(Unaudited)	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	10.82%[1]	26.12%	(34.16)%	3.35%	13.00%	26.39%
Ratios to Average Net Assets
Total expenses	0.76%[2]	0.77%	0.78%	0.77%	0.78%	0.77%
Total expenses after fees waived	0.76%[2]	0.77%	0.78%	0.77%	0.78%	0.77%
Net investment loss	(0.58)%[2]	(0.50)%	(0.13)%	(0.10)%	(0.42)%	(0.49)%
Supplemental Data
Net assets, end of period (000)	$ 428,958	$ 416,087	$ 356,614	$ 553,670	$ 539,092	$ 481,934
Portfolio turnover	59%	114%	75%	70%	115%	101%

1 Aggregate total investment return.
2 Annualized.

See Notes to Financial Statements.

24 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Notes to Financial Statements (Unaudited)

BlackRock Master Small Cap Growth Portfolio

1. Organization and Significant Accounting Policies:

BlackRock Master Small Cap Growth Portfolio (the “Portfolio”), a series of BlackRock Master LLC (the “Master LLC”), is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited
Liability Company Agreement permits the Board of Directors of the
Master LLC (the “Board”) to issue non transferable interests in the
Master LLC, subject to certain limitations. The Portfolio’s financial state-
ments are prepared in conformity with accounting principles generally accepted in the United States of America, which may require manage-
ment to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation: The Portfolio fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”)
are valued at the last reported sale price that day or the NASDAQ offi-
cial closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Portfolio values its investments in BlackRock Liquidity Series, LLC
Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length trans-
action. Fair value determinations shall be based upon all available fac-
tors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are sub-
sequently recorded when the Portfolio has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, includ-
ing amortization and accretion of premiums and discounts on debt securities is recognized on the accrual basis.

Securities Lending: The Portfolio may lend securities to financial institu-
tions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day.
Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collat-
eral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the
Portfolio earns dividends and interest on the securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insol-
vency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an invest-
ment purchased with cash collateral falls below the value of the original cash collateral received.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Notes to Financial Statements (continued)

BlackRock Master Small Cap Growth Portfolio

Income Taxes: The Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal tax provision is required. It is intended that the Portfolio’s assets will be managed so the owner of the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Other: Expenses directly related to the Portfolio are charged to the
Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Portfolio has an arrangement with the custo-
dian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Portfolio for 1940 Act purposes, but
BAC and Barclays are not.

The Master LLC, on behalf of the Portfolio, entered into an Investment
Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the
Portfolio’s investment advisor, an indirect, wholly owned subsidiary of
BlackRock, to provide investment advisory and administration services.
The Manager is responsible for the management of the Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio.
For such services, the Portfolio pays the Manager a monthly fee at an annual rate of 0.70% of the Portfolio’s average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Portfolio pays to the
Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Portfolio’s investment in other affiliated investment companies, if any. This amount is shown as, or included in, fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock
Capital Management, Inc. (“BCM”), an affiliate of the Manager. The
Manager pays BCM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Portfolio to the Manager.

For the six months ended November 30, 2010, the Portfolio reimbursed the Manager $4,513 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BlackRock Investment Management, LLC
(“BIM”) as the securities lending agent. BIM may, on behalf of the
Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the
Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of
Assets and Liabilities as securities loaned and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Portfolio on such investments is shown as securities lending —
affiliated in the Statement of Operations. For the six months ended
November 30, 2010, BIM received $4,642 in securities lending agent fees related to securities lending activities for the Portfolio.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended November 30, 2010, were $238,330,925 and
$268,862,554, respectively.

4. Borrowings:

The Portfolio, along with certain other funds managed by the Manager and its affiliates, was a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Portfolio may borrow under the credit agreement to fund shareholder redemptions.
Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Portfolio based on its net assets as of October 31,
2009, a commitment fee of 0.10% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement and inter-
est at a rate equal to the higher of (a) the one-month LIBOR plus
1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Portfolio paid administration and

26 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Notes to Financial Statements (concluded)

BlackRock Master Small Cap Growth Portfolio

arrangement fees, which were allocated to the Portfolio based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms:
a commitment fee of 0.08% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Portfolio paid administration and arrange-
ment fees which were allocated to the Portfolio based on its net assets as of October 31, 2010. The Portfolio did not borrow under the credit agreement during the six months ended November 30, 2010.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the
Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instabil-
ity; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may fail to or be unable to perform on its commit-
ments. The Portfolio manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Portfolio’s
Statement of Assets and Liabilities, less any collateral held by the Portfolio.

As of November 30, 2010, the Portfolio invested a significant portion of its assets in securities in the information technology and health care sectors. Changes in economic conditions affecting the information technology and health care sectors would have a greater impact on the Portfolio and could affect the value, income and/or liquidity of positions in such securities.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chair of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Ira Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Capital Management, Inc.
Wilmington, DE 19809

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Corporation/Master LLC.

Effective November 16, 2010, Ira Shapiro became Secretary of the
Corporation/Master LLC.

28 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Fund/Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Portfolio’s Forms
N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s/
Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762;
(2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Portfolio voted proxies relating to securities held in the Fund’s/Portfolio’s portfolio during the most recent
12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com;
and (3) on the SEC’s website at http://www.sec.gov.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at
http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

30 BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global SmallCap Fund		BlackRock Natural Resources Trust
BlackRock Asset Allocation Portfolio†	BlackRock Health Sciences Opportunities Portfolio		BlackRock Pacific Fund
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund		BlackRock Science & Technology
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*		Opportunities Portfolio
BlackRock Capital Appreciation Fund	BlackRock International Fund		BlackRock Small Cap Core Equity Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Index Fund		BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Opportunities Portfolio		BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Value Fund		BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock Large Cap Core Fund		BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Focus Value Fund	BlackRock Large Cap Core Plus Fund		BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund		BlackRock S&P 500 Stock Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund		BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund		BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock Value Opportunities Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio		BlackRock World Gold Fund
BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
Fixed Income Funds
BlackRock Bond Index Fund	BlackRock High Yield Bond Portfolio		BlackRock Managed Income Portfolio
BlackRock Bond Portfolio	BlackRock Income Portfolio†		BlackRock Multi-Sector Bond Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio		BlackRock Short-Term Bond Fund
BlackRock Floating Rate Income Portfolio	BlackRock Intermediate Government		BlackRock Strategic Income
BlackRock GNMA Portfolio	Bond Portfolio		Opportunities Portfolio
BlackRock Global Dividend Income Portfolio†	BlackRock International Bond Portfolio		BlackRock Total Return Fund
BlackRock Government Income Portfolio	BlackRock Long Duration Bond Portfolio		BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock Low Duration Bond Portfolio		BlackRock World Income Fund
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio		BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund		BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund		BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund		BlackRock Short-Term Municipal Fund
Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055
2035

* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK SMALL CAP GROWTH FUND II

NOVEMBER 30, 2010

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless

accompanied or preceded by the Fund’s current prospectus.

Past performance results shown in this report should not

be considered a representation of future performance.

Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less

than their original cost. Statements and other information

herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: January 31, 2011

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: January 31, 2011